STOCK-BASED COMPENSATION - Narrative (Details) - USD ($)	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grant (in shares)	94,000,000	94,000,000		94,000,000
Stock-based compensation expense		$ 160,000,000	$ 113,000,000		$ 245,000,000	$ 177,000,000
Stock options grants (in shares)		0	0		0	0
Remaining unrecognized stock option compensation cost	$ 0	$ 0		$ 0
Stock options exercised (in shares)		0	0		0	0
Weighted average remaining contractual life of outstanding stock options (years)				5 months 19 days
Weighted average remaining contractual life of exercisable stock options (years)				5 months 19 days
Intrinsic value of stock options exercisable	0	$ 0		$ 0
Intrinsic value of stock options outstanding	$ 0	$ 0		$ 0
Closing stock price (in dollars per share)	$ 13.40	$ 13.40		$ 13.40
Performance Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards granted					$ 41,000,000	$ 43,000,000
Awards outstanding (in shares)	0	0		0
Restricted Stock | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period (in shares)	3,500,000
Restricted Stock Units (RSUs) and Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 721,000,000	$ 721,000,000		$ 721,000,000
Weighted average period over which unrecognized compensation cost will be recognized				3 years 11 months 12 days
Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year
Minimum | Restricted Stock | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Maximum | Restricted Stock | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 2,000,000